ACCRUED EXPENSES AND OTHER LIABILITIES (Details Narrative)								1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 03, 2024 USD ($)	Dec. 03, 2024 CNY (¥)	Apr. 30, 2024 CNY (¥)	Mar. 07, 2024 USD ($)	Mar. 07, 2024 CNY (¥)	May 18, 2022 USD ($)	May 18, 2022 CNY (¥)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)
Debt Disclosure [Abstract]
Other Long-Term Debt																	$ 400,000	¥ 2,500,000
Accrued Liabilities														$ 200,000		¥ 1,600,000
Court disbursed amount								$ 134,530	¥ 968,043
Lawsuit compensation expense												$ 900,000	¥ 6,490,957	$ 1,100,000	¥ 7,459,000
Compensation payment	$ 414,658	¥ 2,980,724	¥ 22,700,000	$ 1,800,000	¥ 13,077,192	$ 836,537	¥ 5,769,760
Other fees	$ 22,597	¥ 162,436
Accrued legal expense										$ 436,809	¥ 3,143,160	$ 436,809	¥ 3,143,160